Share based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-based payment arrangement, activity
The following table summarizes activities of the Company’s RSUs for the year ended December 31, 2024:

	Number of RSUs	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years	Aggregate intrinsic value
		US$	US$		US$
Outstanding at January 1, 2024	15,033,854	0.69	4.91	—	—
Granted (new RSUs)	1,256,490	—	1.83	—	—
Granted (replacement RSUs)	4,935,321	0.53	2.02	—	—
Replaced	(4,935,321)	1.87	2.02	—	—
Exercised	(4,427,306)	0.03	6.53	—	—
Outstanding at December 31, 2024	11,863,038	0.31	4.04	8.55	36,658
Exercisable as of December 31, 2024	10,708,243	0.28	4.07	8.53	34,652
The following table summarizes activities of the Company’s PSUs for the year ended December 31, 2024:
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	Number of PSUs	Weighted Average Fair value at grant date
		US$
Outstanding at January 1, 2024
Granted	2,000,000	1.69
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2024	2,000,000	1.69
Vested and expected to vest as of December 31, 2024	2,000,000	1.69
The following table summarizes activities of the options for the year ended December 31, 2024.

	Number of options	Weighted Average Exercise Price	Weighted Average Fair value at grant date	Weighted remaining contractual years
		US$	US$
Outstanding at January 1, 2024	11,260,718	9.62	3.11	—
Granted	5,821,580	0.50	1.24	—
Forfeited	(950,819)	5.40	1.35	—
Exercised	(196,423)	0.50	1.19	—
Outstanding at December 31, 2024	15,935,056	6.65	2.57	7.55
Exercisable as of December 31, 2024	11,638,041	8.26	2.70	7.13

Summary of fair value of options granted that are estimated using the binomial model
The fair value of the RSUs granted in 2022, 2023 and 2024 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2022	2023	2024
Risk-free rate of return (1)	1.61% - 4.12%	2.65% - 4.25%	4.06%
Volatility (2)	44.15% - 48.12%	44.58% - 44.73%	44.56%
Expected dividend yield (3)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (4)	US$7.57-US$9.05 (equivalent to RMB48.29-RMB64.98)	US$3.68 - US$6.91 (equivalent to RMB26.46-RMB49.90)	US$0.96 - US$1.60 (equivalent to RMB6.92 - RMB11.52)
Expected terms (5)	10 years	10 years	10 years
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(1)With respect to the RSUs issued in US$ or RMB, the risk-free interest rate was separately estimated based on the yield to maturity of U.S. Treasury bonds or China Government Bond for a term consistent with the expected term of the Company’s RSUs in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s RSUs.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Prior to IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the RSUs.
The fair value of the PSUs granted in 2024 was estimated using the Monte Carlo simulation with the following assumptions used:

Grant date:	July 2024
Risk-free rate of return (1)	4.26%
Volatility (2)	43.25%
Expected dividend yield (3)	0.0%
Fair value of underlying ordinary share (4)	US$1.69 (equivalent to RMB12.25)
Expected terms (5)	10 years
______________________
(1)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s PSUs in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s PSUs.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Fair value of underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the PSUs.
The fair value of the options granted in 2022, 2023 and 2024 was estimated using the binomial model with the following assumptions used:

	Year ended December 31,
	2022	2023	2024
Risk-free rate of return (1)	1.63% – 3.83%	3.79% - 3.88%	4.48% - 4.69%
Volatility (2)	44.18% – 45.07%	44.37% - 44.95%	47.09% - 47.34%
Expected dividend yield (3)	0.0%	0.0%	0.0%
Fair value of underlying ordinary share (4)	US$7.57 - US$9.30	US$3.16 - US$8.02	US$1.14 - US$1.84
Expected terms (5)	10 years	10 years	10 years
(1)The risk-free interest rate was estimated based on the yield to maturity of U.S. Treasury bonds for a term consistent with the expected term of the Company’s options in effect at the valuation date.
(2)Expected volatility was estimated based on the historical volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s options.
(3)Expected dividend yield is zero as the Company does not anticipate any dividend payments in the foreseeable future.
(4)Prior to the IPO, the estimated fair value of the ordinary shares at the grant dates was estimated by management with the assistance of an independent valuation firm. The Company first determined its enterprise value by using income approach, which required the estimation of future cash flows, and the application of an appropriate discount rate with reference to comparable listed companies engaged in the similar industry to convert such future cash flows to a single present value. After the Company’s IPO, the fair value of the underlying ordinary share is the closing price of the Company’s ordinary shares traded in the open market as of the grant date.
(5)Expected term is the contract life of the option awards.

Summary of compensation expense recognized for RSUs
Compensation expense recognized for RSUs for the years ended December 31, 2022, 2023 and 2024 is allocated as follows:

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Research and development expenses	42,986	26,590	2,842
Selling, general and administrative expenses	481,567	139,340	90,725
Total	524,553	165,930	93,567
Compensation expense recognized for options for the years ended December 31, 2022, 2023 and 2024 is allocated as follows.

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Selling, general and administrative expenses	107,274	6,890	20,524
Research and development expenses	93,824	1,205	13,136
Total	201,098	8,095	33,660